Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) (USD $)	1 Months Ended	12 Months Ended		9 Months Ended
	Mar. 30, 2012	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Mar. 15, 2013
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Stock Issued During Period, Shares, Purchase of Assets (in Shares)	1,900,000
Stock Issued During Period, Value, Purchase of Assets	$ 1,045,000	$ 1,142,801
Cash, Uninsured Amount			0	0
Loss Contingency, Estimate of Possible Loss					946,438
Suntech America [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Accounts Payable, Other			946,438
Loss Contingency, Estimate of Possible Loss					(946,438)
Loss Contingency Accrual				946,438
Sustainable Environmental Enterprises [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Concentration Risk, Percentage			86.70%
Sustainable Environmental Enterprises [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Accounts Receivable, Gross			499,000
Lennox International Inc. [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Concentration Risk, Percentage		5.90%
Lowe's Companies, Inc. [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Concentration Risk, Percentage		4.00%
Liabilities, Total [Member] | Supplier Concentration Risk [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Concentration Risk, Percentage		36.00%	25.00%	31.00%
Supplier Concentration Risk [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Accounts Payable		$ 960,000	1,100,000	959,000